Accrued Expenses and Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Liabilities
NOTE 7— ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses and other liabilities consist of the following amounts:

	March 31, 2024	December 31, 2023
	Continuing Operations	Continuing Operations	Discontinued Operations
Accrued severance	$220,683	$452,579	$—
Accrued compensation	56,832	790,332	—
Accrued stock-based compensation	48,698	48,698	—
Other accrued expenses	242,132	303,825	468,652

Accrued expenses and other liabilities	$568,345	$1,595,434	$468,652

Accrued compensation is a

non-interest

bearing liability for employee payroll outstanding as of March 31, 2024 and December 31, 2023. This includes compensation earned during the years 2019 to 2023.

NOTE 7— ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses and other liabilities consist of the following amounts:

	December 31,
	2023		2022
	Continuing Operations	Discontinued Operations	Continuing Operations
Accrued compensation	$790,332	$—	$916,934
Accrued severance	452,579	—	—
Accrued stock-based compensation	48,698	—	—
Other accrued expenses	303,825	468,652	27,639

Accrued expenses and other liabilities	$1,595,434	$468,652	$944,573

Accrued compensation is a
non-interest
bearing liability for employee payroll outstanding as of December 31, 2023 and 2022. This includes compensation earned during the years 2019 to 2023.